FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 10 – FAIR VALUE MEASUREMENT

Assets and liabilities recognized or disclosed at fair value in the financial statements are categorized based upon the level of judgment associated with the inputs used to measure their respective fair values.

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis for recognition or disclosure purposes as of December 31, 2023 by level within the fair value hierarchy. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and considers factors specific to the asset or liability. No financial instruments were measured at fair value at December 31, 2022.

	As of December 31, 2023
	Level 1	Level 2	Level 3
Liabilities:
Convertible note	$-	$-	$242,442
Total financial liabilities	$-	$-	$242,442

The following is a rollforward of balances for the convertible note for the year ended December 31, 2023:

Issuance consideration	$7,675,000
Allocation of consideration to warrants	(1,214,594)
Conversions to Ordinary shares at fair value	(755,470)
Conversions to Preferred shares at fair value	(5,117,098)
Changes in fair value	(345,396)
Fair value at December 31, 2023	$242,442

The convertible note fair value is measured using a binomial lattice model utilizing observable inputs (e.g. the Company’s stock price) and unobservable inputs (e.g. the expected volatility and instrument specific borrowing rate) that cause the valuation measurements to be classified as Level 3. The following assumptions were used within the model:

Risk-free interest rate	3.84%-4.31%
Remaining contractual term (years)	5-6
Expected volatility	62%-67%
Annual dividend yield	0.00%
Fair value of common stock (per share)	$3-$17
Borrowing rate	13.5%-14.5%